Asset Sale to WBA (Details) $ in Thousands			3 Months Ended								12 Months Ended
	Sep. 18, 2017 USD ($) store	Jun. 28, 2017 USD ($) item	Mar. 04, 2017 USD ($)	Nov. 26, 2016 USD ($)	Aug. 27, 2016 USD ($)	May 28, 2016 USD ($)	Feb. 27, 2016 USD ($)	Nov. 28, 2015 USD ($)	Aug. 29, 2015 USD ($)	May 30, 2015 USD ($)	Mar. 04, 2017 USD ($)	Feb. 27, 2016 USD ($)	Feb. 28, 2015 USD ($)
Subsequent Events
Gain on assets sold			$ 6,261	$ 225	$ 560	$ (397)	$ 1,782	$ (2,128)	$ 694	$ 258	$ 6,649	$ 606	$ 4,916
WBA and Victoria Merger Sub | Rite Aid | Terminated Agreement | Subsequent Events
Subsequent Events
Merger termination fee		$ 325,000
WBA and Walgreen Co. | Rite Aid | Asset Sale | Subsequent Events
Subsequent Events
Number of stores Rite Aid agreed to sell | store	1,932
Number of distribution centers agreed to sell | item		3
Purchase price	$ 4,375,000
Maximum period for transition services (in years)		3 years
Option to purchase pharmaceutical drugs (in years)		10 years
WBA and Walgreen Co. | Rite Aid | Asset Sale | Maximum | Subsequent Events
Subsequent Events
Agreement not to solicit proposals from third parties for purchase of remainder interest (as a percent)		50.00%